Note 21 - Changes in Equity (Details Textual) - BRL (R$) R$ in Millions			12 Months Ended
	Jan. 18, 2018	Dec. 01, 2017	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Adjustments for share-based payments			R$ 161.0		R$ 209.3	R$ 170.3
Investment reserve limit percentage of net income			60.00%		60.00%	60.00%
Statutory reserve limit percentage of net income			5.00%		5.00%	5.00%
Statutory reserve limit of capital stock			20.00%		20.00%	20.00%
Statutory reserve supplementation cutoff percentage related to capital stock			30.00%		30.00%	30.00%
Increase (decrease) through transactions with owners, equity			R$ (46.1)	[1]	R$ 17.4	R$ 34.8
Other comprehensive income, net of tax, gains (losses) on revaluation			25.7		124.6	R$ (129.6)
Total financial liabilities			21,309.0		22,036.6
Sucos do Bem [member] | Put options [member]
Statement Line Items [Line Items]
Total financial liabilities			136.0		132.0
Ambev Private Pension Institute of the defined benefits plan [member]
Statement Line Items [Line Items]
Other comprehensive income, net of tax, gains (losses) on revaluation					158.5
Tenedor shareholders agreement [member]
Statement Line Items [Line Items]
Increase (decrease) through transactions with owners, equity			1,035.2
E. León Jimenes S.A. [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Percentage approximate of put option partially exercised, related to capital stock	30.00%	30.00%
E. León Jimenes S.A. [member] | Cervecería Nacional Dominicana S.A. [member] | Put options [member]
Statement Line Items [Line Items]
Total financial liabilities			R$ 2,449.3		5,520.2
E. León Jimenes S.A. [member] | Cervecería Nacional Dominicana S.A. [member] | Partial exercise of put option for further ownership of subsidiary [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	85.00%
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Interest on shareholder's equity, distributions					R$ 3,770.1
Top of range [member] | Country of domicile [member]
Statement Line Items [Line Items]
Minimum mandatory dividend			40.00%		40.00%	40.00%

[1]	Of these amount, R$1,035.2 refers to renegotiation of shareholders agreement from Tenedora, as described in Note 1 (b).